<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 11th day of February, 2009.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 220
FORM 13F INFORMATION TABLE VALUE TOTAL: $357,979,692

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture Ltd   Class A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Agrium, Inc.
Akamai Technologies
Alliance One International
Altria Group, Inc.
Ampco Pittsburgh Corp.
Apache Corp.
Apple, Inc.
AT&T Corp.
Atlas Energy Resources LLC
Automatic Data Processing, Inc.
Balchem Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
G1150G111
4930202
8474108
8916108
00971T101
18772103
02209S103
32037103
37411105
37833100
00206R102
49303100
53015103
57665200

$7,450,164
$1,534,975
$648,127
$1,860,883
$326,715
$212,971
$612,654
$469,586
$638,604
$1,143,699
$4,010,832
$2,924,774
$1,820,438
$446,950
$1,135,116
$3,501,873


129,478
28,761
19,766
215,380
6,365
6,240
40,600
159,723
42,404
52,705
53,815
34,268
63,875
35,000
28,854
140,581

129,478
28,761
19,766
215,380
6,365
6,240
40,600
159,723
42,404
52,705
53,815
34,268
63,875
35,000
28,854
140,581



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture Ltd   Class A
Activision Blizzard, Inc.
Agnico-Eagle Mines Ltd.
Agrium, Inc.
Akamai Technologies
Alliance One International
Altria Group, Inc.
Ampco Pittsburgh Corp.
Apache Corp.
Apple, Inc.
AT&T Corp.
Atlas Energy Resources LLC
Automatic Data Processing, Inc.
Balchem Corp.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

129,478
28,761
19,766
215,380
6,365
6,240
40,600
159,723
42,404
52,705
53,815
34,268
63,875
35,000
28,854
140,581

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Bank of Carolinas; Mocksville NC
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

05945K102
60505104
06425J102
06423T102
67901108
71813109
54937107
75887109
84670207
84670108
88606108
09247Q106
09249 E101
09255X100
92475102
09247F100
92474105


$628,928
$9,165,362
$382,500
$72,093
$312,545
$214,360
$9,853,939
$381,411
$13,013,486
$2,221,800
$3,256,196
$211,410
$224,179
$109,500
$280,751
$525,525
$218,440


172,309
650,949
90,000
16,963
8,500
4,000
358,847
5,577
4,049
23
75,902
17,400
20,473
12,500
33,225
89,375
21,500


172,309
650,949
90,000
16,963
8,500
4,000
358,847
5,577
4,049
23
75,902
17,400
20,473
12,500
33,225
89,375
21,500










BancInsurance Corp
Bank of America Corp.
Bank of Carolinas
Bank of Carolinas; Mocksville NC
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR
Blackrock Income TR. Inc.
Blackrock Insd Mun Term

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


172,309
650,949
90,000
16,963
8,500
4,000
358,847
5,577
4,049
23
75,902
17,400
20,473
12,500
33,225
89,375
21,500


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boardwalk Pipeline Partners
Boeing Company
BP PLC Sponsored ADR
Breakwater Resources Ltd
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cardinal Financial Group
Carmax, Inc.
Cass Information Systems, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09247D105
09249W101
09248C106
09249U105
09249R102
09248T109
09249G106
96627104
97023105
55622104
106902307
118230101
136385101
139793103
14149F109
149123101
14808P109


$194,586
$329,411
$356,675
$92,500
$93,700
$256,347
$293,141
$533,400
$620,635
$1,339,896
$14,300
$883,650
$367,816
$857,617
$398,300
$152,084
$367,287


22,600
30,700
27,500
10,000
10,000
31,300
33,850
30,000
14,545
28,667
143,000
27,400
9,200
139,677
70,000
19,300
12,058


22,600
30,700
27,500
10,000
10,000
31,300
33,850
30,000
14,545
28,667
143,000
27,400
9,200
139,677
70,000
19,300
12,058









Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mun 2018 Fd.
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boardwalk Pipeline Partners
Boeing Company
BP PLC Sponsored ADR
Breakwater Resources Ltd
Buckeye Partners LP
Canadian Nat. Res. Ltd.
Capital Bank Corp.
Cardinal Financial Group
Carmax, Inc.
Cass Information Systems, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


22,600
30,700
27,500
10,000
10,000
31,300
33,850
30,000
14,545
28,667
143,000
27,400
9,200
139,677
70,000
19,300
12,058


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
CommScope, Inc.
Concepts Direct
ConocoPhillips
Cooperative Bankshares, Inc.
CVS Caremark Corp.
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


149123101
151020104
165167107
166764100
17275R102
172967101
191216100
194162103
203372107
206013104
20825C104
216844100
126650100
23311P100
249030107
25179M103
254687106

$5,145,269
$1,933,971
$685,899
$1,574,969
$8,144,507
$260,153
$2,534,079
$5,591,219
$1,588,965
$3,393
$917,792
$67,500
$1,631,570
$169,200
$338,880
$6,743,620
$1,342,091


115,184
34,985
42,418
21,292
499,663
38,771
55,977
81,576
102,250
18,850
17,718
30,000
56,770
18,000
12,000
102,627
59,149


115,184
34,985
42,418
21,292
499,663
38,771
55,977
81,576
102,250
18,850
17,718
30,000
56,770
18,000
12,000
102,627
59,149










Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Colgate-Palmolive Co.
CommScope, Inc.
Concepts Direct
ConocoPhillips
Cooperative Bankshares, Inc.
CVS Caremark Corp.
DCP Midstream Partners LP
Dentsply Intl. Inc. New
Devon Energy Corp.
Disney, Walt Company


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


115,184
34,985
42,418
21,292
499,663
38,771
55,977
81,576
102,250
18,850
17,718
30,000
56,770
18,000
12,000
102,627
59,149


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Duke Energy Corporation

Eaton Corp

El Paso Pipeline Partners LP

EMC Corp. MASS

Emerson Electric

Encana Corp.

Energy Transfer Equity LP

Enterprise GP Holdings LP

Enterprise Products Partners

Equitable Resources, Inc.

Exactech, Inc.

Express Scripts, Inc.

Exxon  Mobile Corporation

Falconstor Software, Inc.

Fidelity National Info. Services

First Citizens Bancshares CL A

FNB United Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


264399106
278058102
283702108
268648102
291011104
292505104
29273V100
293716106
293792107
294549100
30064 109
302182100
302290101
306137100
31620M106
31946M103
302519103

$541,681
$231,052
$592,800
$299,086
$1,503,243
$1,588,082
$162,100
$174,300
$1,865,700
$358,951
$336,800
$730,134
$6,220,593
$2,502,689
$392,107
$1,032,775
$47,103


36,088
4,648
38,000
28,566
41,061
34,167
10,000
10,000
90,000
10,699
20,000
13,280
77,923
900,248
24,100
6,759
15,001


36,088
4,648
38,000
28,566
41,061
34,167
10,000
10,000
90,000
10,699
20,000
13,280
77,923
900,248
24,100
6,759
15,001










Duke Energy Corporation
Eaton Corp
El Paso Pipeline Partners LP
EMC Corp. MASS
Emerson Electric
Encana Corp.
Energy Transfer Equity LP
Enterprise GP Holdings LP
Enterprise Products Partners
Equitable Resources, Inc.
Exactech, Inc.
Express Scripts, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
FNB United Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


36,088
4,648
38,000
28,566
41,061
34,167
10,000
10,000
90,000
10,699
20,000
13,280
77,923
900,248
24,100
6,759
15,001



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Forest Oil Corp.
Foster Wheeler
FPL Group, Inc.
FX Energy, Inc.
Gamestop Corp.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Gilead Sciences, Inc.
Given Imaging
Glaxo Smith Kline PLC
GlaxoSmithKline PLC ORDF
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


346091705
G36535139
302571104
302695101
36467W109
368710406
369550108
369604103
375558103
M52020100
37733W105
G3910J112
38141G104
38259P508
393122106
413353202
420261109



$315,536
$373,379
$247,825
$2,114,828
$936,037
$2,505,955
$391,612
$7,682,348
$710,846
$666,730
$298,309
$215,935
$336,041
$3,240,477
$1,998,971
$160
$1,200,953



19,135
15,970
4,924
758,003
43,215
30,225
6,800
474,219
13,900
80,523
8,004
11,697
3,982
10,533
51,653
320,298
78,545



19,135
15,970
4,924
758,003
43,215
30,225
6,800
474,219
13,900
80,523
8,004
11,697
3,982
10,533
51,653
320,298
78,545











Forest Oil Corp.
Foster Wheeler
FPL Group, Inc.
FX Energy, Inc.
Gamestop Corp.
Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Gilead Sciences, Inc.
Given Imaging
Glaxo Smith Kline PLC
GlaxoSmithKline PLC ORDF
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


19,135
15,970
4,924
758,003
43,215
30,225
6,800
474,219
13,900
80,523
8,004
11,697
3,982
10,533
51,653
320,298
78,545



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Brazil Free Indx Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Indx Fd
Ishares Russell Midcap Val Indx Fd
Ishares Russsell Mid-Cap Growth
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


428236103
431284108
443510201
458140100
459200101
06739F291
464287184
464287176
464286400
464287465
464287234
464286848
464286665
464287473
464287481
464287200
464287341



$721,736
$2,064,859
$396,899
$4,912,470
$1,222,003
$341,142
$451,011
$5,039,705
$631,465
$1,739,043
$3,705,972
$172,440
$263,474
$283,689
$244,610
$744,606
$811,965



19,888
75,470
12,145
335,093
14,520
10,782
15,504
50,783
18,047
38,766
148,417
18,000
9,999
9,975
7,820
8,245
27,750



19,888
75,470
12,145
335,093
14,520
10,782
15,504
50,783
18,047
38,766
148,417
18,000
9,999
9,975
7,820
8,245
27,750











Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Hubbell Inc. Class B
Intel Corp
International Business Machines
Ipath MSCI India ETN
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Brazil Free Indx Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI Japan Index
Ishares MSCI Pac Ex-Japan Indx Fd
Ishares Russell Midcap Val Indx Fd
Ishares Russsell Mid-Cap Growth
Ishares S&P 500 Index Fund
Ishares S&P GLB ERG Sect

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

19,888
75,470
12,145
335,093
14,520
10,782
15,504
50,783
18,047
38,766
148,417
18,000
9,999
9,975
7,820
8,245
27,750

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares S&P GLB Health Care
Ishares TR Barclys Bnd 1-3 Yrs TRS
Ishares TR RUS 2000 I FD
Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kimberly-Clark Corp
Kinder Morgan Energy Partners LP
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lee Enterprises, Inc.
Lender Processing Services
Lincoln National Corp.
Lowes Companies Inc.
Magellan Midstream Holdings LP


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287325
464287457
464287655
464287499
478160104
487836108
494368103
494550106
496902404
50075N104
502424104
50540R409
523768109
52602 E102
534187109
548661107
55907R108

$380,100
$719,593
$762,974
$1,088,696
$13,573,362
$4,034,726
$722,538
$366,000
$193,410
$426,083
$1,863,314
$296,286
$181,503
$354,873
$245,994
$11,082,226
$783,655

8,400
8,500
15,495
18,230
226,865
92,012
13,700
8,000
10,500
15,869
25,255
4,600
442,691
12,050
13,057
514,973
56,500

8,400
8,500
15,495
18,230
226,865
92,012
13,700
8,000
10,500
15,869
25,255
4,600
442,691
12,050
13,057
514,973
56,500









Ishares S&P GLB Health Care

Ishares TR Barclys Bnd 1-3 Yrs TRS

Ishares TR RUS 2000 I FD

Ishares TR Russell Midcap Indx Fnd

Johnson & Johnson

Kellogg Company

Kimberly-Clark Corp

Kinder Morgan Energy Partners LP

Kinross Gold Corp.

Kraft Foods, Inc. CL A

L-3 Communications Holdings, Inc.

Lab CP of America Holding New

Lee Enterprises, Inc.

Lender Processing Services

Lincoln National Corp.

Lowes Companies Inc.

Magellan Midstream Holdings LP




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


8,400
8,500
15,495
18,230
226,865
92,012
13,700
8,000
10,500
15,869
25,255
4,600
442,691
12,050
13,057
514,973
56,500

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Market Vectors ETF TR Global
Mastercard, Inc.
McDonalds Corporation
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Midcap SPDR Trust Unit SER
Moore-Handley, Inc.
Morgan, JP Chase & Co.
Mosaic Company
National Dentex Corp.
Newbridge Bancorp
Nokia Corp.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


57060U605
57636Q104
580135101
584404107
58457V206
585055106
589331107
591520200
592688105
594918104
595635103
615762101
46625H100
61945A107
63563H109
65080T102
654902204

$786,066
$397,345
$4,230,350
$145,756
$64,216
$3,918,043
$3,179,901
$121,320
$613,340
$10,389,187
$344,918
$11,970
$560,067
$728,330
$978,095
$41,648
$3,418,662

28,225
2,780
68,023
83,289
10,500
124,699
104,602
18,000
9,100
534,423
3,550
17,100
17,763
21,050
214,966
17,499
219,145

28,225
2,780
68,023
83,289
10,500
124,699
104,602
18,000
9,100
534,423
3,550
17,100
17,763
21,050
214,966
17,499
219,145









Market Vectors ETF TR Global
Mastercard, Inc.
McDonalds Corporation
Media General, Inc.
Medical Facilities Corp.
Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microsoft Corporation
Midcap SPDR Trust Unit SER
Moore-Handley, Inc.
Morgan, JP Chase & Co.
Mosaic Company
National Dentex Corp.
Newbridge Bancorp
Nokia Corp.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


28,225
2,780
68,023
83,289
10,500
124,699
104,602
18,000
9,100
534,423
3,550
17,100
17,763
21,050
214,966
17,499
219,145

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Norfolk Southern Corp.
Norvartis A G Spon ADR F
NovaGold Resources, Inc.
Nustar GP Holdings LLC
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Slct TaxFree Inc Portfolio 3
Oil Service Holders Dep.
Old Rep. Intl. Corp.
Penn Virginia Group Holding LP
Pepsico, Inc.
Petroleo Brasileiro
Pfizer, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


655844108
66987V109
66987 E206
67059L102
67070F100
67062H106
67071D104
67072D103
67071S101
67071B108
67063X100
678002106
680223104
70788P105
713448108
71654V408
717081103

$202,315
$247,108
$832,745
$176,800
$142,875
$207,800
$299,481
$398,012
$53,460
$102,870
$149,160
$313,216
$438,382
$357,480
$17,553,402
$1,653,687
$2,767,772

4,300
4,966
566,493
10,000
12,500
20,000
27,300
35,241
11,000
20,250
11,000
4,247
36,777
36,000
320,493
67,525
156,283

4,300
4,966
566,493
10,000
12,500
20,000
27,300
35,241
11,000
20,250
11,000
4,247
36,777
36,000
320,493
67,525
156,283









Norfolk Southern Corp.
Norvartis A G Spon ADR F
NovaGold Resources, Inc.
Nustar GP Holdings LLC
Nuveen Divid Ad Mun Fd. 2
Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Slct TaxFree Inc Portfolio 3
Oil Service Holders Dep.
Old Rep. Intl. Corp.
Penn Virginia Group Holding LP
Pepsico, Inc.
Petroleo Brasileiro
Pfizer, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


4,300
4,966
566,493
10,000
12,500
20,000
27,300
35,241
11,000
20,250
11,000
4,247
36,777
36,000
320,493
67,525
156,283

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Philip Morris International, Inc.
Pimco Corporate Opportunity Fund
Potash Corp. Sask, Inc.
Powershares Exchange Global Water
Powershares Exch Trad Fd Tr Cln Enrgy
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Proshares TR Ultra S&P 500
Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
Republic Services, Inc.
Research in Motion
Ruddick Corp.
S P D R Trust Unit
Saic, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


718172109
72201B101
73755L107
73936T623
73935X500
74005P104
742718109
743263105
74347R107
747525103
75281A109
758940100
760759100
760975102
781258108
78462F103
78390X101

$4,321,892
$125,520
$333,151
$721,155
$512,028
$383,703
$13,698,694
$312,942
$262,280
$2,284,413
$378,290
$115,293
$259,056
$214,668
$793,361
$3,300,708
$650,632

99,331
12,000
4,550
54,500
59,400
6,464
221,590
7,853
9,984
63,757
11,000
14,484
10,450
5,290
28,693
36,577
33,400

99,331
12,000
4,550
54,500
59,400
6,464
221,590
7,853
9,984
63,757
11,000
14,484
10,450
5,290
28,693
36,577
33,400









Philip Morris International, Inc.

Pimco Corporate Opportunity Fund

Potash Corp. Sask, Inc.

Powershares Exchange Global Water

Powershares Exch Trad Fd Tr Cln Enrgy

Praxair, Inc.

Procter & Gamble

Progress Energy, Inc.

Proshares TR Ultra S&P 500

Qualcomm, Inc.

Range Resources, Inc.

Regions Financial Corp.

Republic Services, Inc.

Research in Motion

Ruddick Corp.

S P D R Trust Unit

Saic, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


99,331

12,000

4,550

54,500

59,400

6,464

221,590

7,853

9,984

63,757

11,000

14,484

10,450

5,290

28,693

36,577

33,400


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Sara Lee Corporation
SCBT Finanical Corp.
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
Spectra Energy Corp.
Stericycle, Inc.
Sunpower Corp. - CL A
Suntrust Banks, Inc.
Sysco Corporation
Take Two Interactive Software
Target Corporation
Teekay Offshore Partners LP
Teva Pharmaceutical
Toyota Motor CP ADR
Triad Guaranty Inc.
U S G Corporation


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


803111103
78401V102
834156101
835495102
842632101
847560109
858912108
867652109
867914103
871829107
874054109
87612E106
Y8565J101
881624209
892331307
895925105
903293405

$134,877
$1,258,422
$2,000
$2,448,174
$158,810
$238,823
$1,041,600
$329,670
$719,506
$5,232,063
$108,108
$1,725,361
$327,000
$5,202,395
$4,668,620
$180,213
$629,620

13,777
36,476
10,000
105,707
45,245
15,173
20,000
8,910
24,357
228,076
14,300
49,967
30,000
122,208
71,342
474,245
78,311

13,777
36,476
10,000
105,707
45,245
15,173
20,000
8,910
24,357
228,076
14,300
49,967
30,000
122,208
71,342
474,245
78,311









Sara Lee Corporation
SCBT Finanical Corp.
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
Spectra Energy Corp.
Stericycle, Inc.
Sunpower Corp. - CL A
Suntrust Banks, Inc.
Sysco Corporation
Take Two Interactive Software
Target Corporation
Teekay Offshore Partners LP
Teva Pharmaceutical
Toyota Motor CP ADR
Triad Guaranty Inc.
U S G Corporation



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


13,777
36,476
10,000
105,707
45,245
15,173
20,000
8,910
24,357
228,076
14,300
49,967
30,000
122,208
71,342
474,245
78,311

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Health Group, Inc.
United Technologies Corp.
US Bancorp Del
Vanguard Growth ETF
Vanguard Intl. Equity Index Fd.
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

903914109
904708104
907818108
91324P102
913017109
902973304
922908736
922042858
92343V104
918204108
929903102
931422109
931142103
949746101
983024100
98385X106
98956P102

$352,002
$528,660
$418,489
$274,884
$5,621,622
$1,635,404
$221,256
$1,530,282
$200,213
$1,294,927
$2,543,242
$4,036,283
$5,534,299
$507,351
$765,729
$4,357,609
$985,844

10,200
17,806
8,755
10,334
104,881
65,390
5,600
64,925
5,906
23,643
459,069
163,611
98,721
17,210
20,414
123,550
24,390

10,200
17,806
8,755
10,334
104,881
65,390
5,600
64,925
5,906
23,643
459,069
163,611
98,721
17,210
20,414
123,550
24,390




Grand Total 12/31/08





$357,979,692













Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Health Group, Inc.
United Technologies Corp.
US Bancorp Del
Vanguard Growth ETF
Vanguard Intl. Equity Index Fd.
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Wells Fargo & Co.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


10,200
17,806
8,755
10,334
104,881
65,390
5,600
64,925
5,906
23,643
459,069
163,611
98,721
17,210
20,414
123,550
24,390

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
